Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%
Rate of compensation increase	3.30%	3.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.70%
Rate of compensation increase	2.90%	2.00%